UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:      Greenhaven Associates, Inc.
           Three Manhattanville Road
           Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris A. Wachenheim
Title:     Executive Vice President
Phone:     914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY          May 11, 2007
------------------------            ------------          ------------
      [Signature]                   [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

----------------------             ----------------------------------
[Repeat as necessary.]


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
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             COL 1                         COL 2     COL 3        COL 4      COL 5             COL 6                  COL 7
                                          TITLE OF                VALUE    PRINCIPAL                SHARED
                                           CLASS     CUSIP        ($000)     AMOUNT      SOLE        OTHER        SOLE      NONE
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
3M Company (MMM)                          COMMON    88579Y101     380,660  4,980,500    625,000    4,355,500     625,000  4,355,500
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Advance Auto Parts (AAP)                  COMMON    00751Y106     181,729  4,712,900  1,115,500    3,597,400   1,115,500  3,597,400
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Alcoa Inc (AA)                            COMMON    013817101      84,401  2,489,700               2,489,700              2,489,700
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American International Group (AIG)        COMMON    026874107     398,645  5,930,450  1,088,250    4,842,200   1,088,250  4,842,200
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)        COMMON    12189T104     210,143  2,612,750    238,500    2,374,250     238,500  2,374,250
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CSX Corp (CSX)                            COMMON    126408103      49,478  1,235,400     70,000    1,165,400      70,000  1,165,400
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General Electric Co (GE)                  COMMON    369604103     378,561  0,705,900  1,644,700    9,061,200   1,644,700  9,061,200
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                   COMMON    371927104       6,163    288,790    123,000      165,790     123,000    165,790
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Hartford Financial Services Group (HIG)   COMMON    416515104     428,643  4,484,650    718,700    3,765,950     718,700  3,765,950
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Honda Motor Co (HMC)                      COMMON    438128308     206,643  5,926,100    825,500    5,100,600     825,500  5,100,600
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Norfolk Southern Corp (NSC)               COMMON    655844108     105,820  2,091,300    229,000    1,862,300     229,000  1,862,300
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Plains All American Pipeline LP (PAA)     COMMON    726503105       4,897     85,000     50,000       35,000      50,000     35,000
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Pogo Producing Company (PPP)              COMMON    730448107      11,063    230,000                 230,000                230,000
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Rainmaker Systems (RMKR)                  COMMON    750875304         161     19,226     19,226                   19,226
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RHJ International (RHJIF)                 COMMON    749561205      32,706  1,632,025  1,198,900      433,125   1,198,900    433,125
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Smurfit Stone Container Corp (SSCC)       COMMON    832727101      45,412  4,033,000  2,120,000    1,913,000   2,120,000  1,913,000
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Toyota Motor Corp [TM]                    COMMON    892331307     274,961  2,147,125    301,000    1,846,125     301,000  1,846,125
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Union Pacific Corp (UNP)                  COMMON    907818108     472,959  4,657,400    772,000    3,885,400     772,000  3,885,400
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Unum Group (UNM)                          COMMON    91529Y106     151,381  6,576,050    682,500    5,893,550     682,500  5,893,550
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Yara International  (YARIY)               COMMON    984851204      28,072  1,020,800     90,000      930,800      90,000    930,800
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                                                               $3,452,496
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